SCHEDULE OF INVESTMENTS

Ivy Science and Technology Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Media & Services – 12.3%
Alphabet, Inc., Class A(A)	135	$236,039
Alphabet, Inc., Class C(A)	134	235,158
Facebook, Inc., Class A(A)	2,170	592,631
IAC/InterActiveCorp(A)	367	69,419
Snap, Inc., Class A(A)	572	28,624
Tencent Holdings Ltd.(B)	797	57,354
		1,219,225
Total Communication Services - 12.3%		1,219,225
Consumer Discretionary

Internet & Direct Marketing Retail – 6.5%
Alibaba Group Holding Ltd. ADR(A)	1,085	252,555
Amazon.com, Inc.(A)	119	387,294
		639,849
Specialized Consumer Services – 0.2%
Uber Technologies, Inc.(A)	469	23,894

Total Consumer Discretionary - 6.7%		663,743
Health Care

Biotechnology – 9.5%
CRISPR Therapeutics AG(A)	951	145,662
Evogene Ltd.(A)(C)(D)	2,620	12,314
Ionis Pharmaceuticals, Inc.(A)	2,011	113,709
Moderna, Inc.(A)	1,962	204,978
Sarepta Therapeutics, Inc.(A)	877	149,528
Vertex Pharmaceuticals, Inc.(A)(E)	1,306	308,718
		934,909
Health Care Technology – 4.3%
Cerner Corp.	4,036	316,764
Teladoc Health, Inc.(A)	535	107,004
		423,768
Total Health Care - 13.8%		1,358,677
Industrials

Trucking – 0.3%
Lyft, Inc., Class A(A)	576	28,299

Total Industrials - 0.3%		28,299
Information Technology

Application Software – 10.6%
ACI Worldwide, Inc.(A)(C)	9,114	350,251
Aspen Technology, Inc.(A)	3,080	401,125
NVIDIA Corp.	253	132,141
Palantir Technologies, Inc.(A)(D)	2,268	53,418
salesforce.com, Inc.(A)	486	108,073
		1,045,008
Data Processing & Outsourced Services – 7.9%
Euronet Worldwide, Inc.(A)	2,068	299,641
Fiserv, Inc.(A)	1,104	125,721
WNS (Holdings) Ltd. ADR(A)(C)	4,946	356,327
		781,689
Electronic Equipment & Instruments – 0.6%
Keysight Technologies, Inc.(A)	458	60,461

Semiconductor Equipment – 3.9%
ASML Holding N.V., NY Registry Shares	785	382,913

Semiconductors – 23.4%
Infineon Technologies AG(B)	9,113	347,993
Microchip Technology, Inc.	1,161	160,281
Micron Technology, Inc.(A)	7,409	557,024
ON Semiconductor Corp.(A)	2,429	79,492
QUALCOMM, Inc.	3,184	485,101
Semtech Corp.(A)	1,951	140,663
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,696	184,958
Universal Display Corp.	1,517	348,630
		2,304,142
Systems Software – 10.7%
Microsoft Corp.	4,108	913,764
ServiceNow, Inc.(A)	253	139,265
		1,053,029
Technology Hardware, Storage & Peripherals – 7.7%
Apple, Inc.	4,585	608,387
Samsung Electronics Co. Ltd.(B)	2,035	151,954
		760,341
Total Information Technology - 64.8%		6,387,583
Materials

Fertilizers & Agricultural Chemicals – 0.3%
Marrone Bio Innovations, Inc.(A)(C)	25,336	31,669

Total Materials - 0.3%		31,669
Real Estate
Specialized REITs – 1.4%
QTS Realty Trust, Inc., Class A	2,260	139,830

Total Real Estate - 1.4%		139,830

TOTAL COMMON STOCKS – 99.6%		$9,829,026
(Cost: $3,091,007)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 3-15-21(C)(F)(G)	628	314
Marrone Bio Innovations, Inc., expires 12-15-21(C)(F)(G)	524	262
		576

TOTAL WARRANTS – 0.0%		$576
(Cost: $—)

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc., 8.000%, 12-31-22(C)(F)	$4,713	4,891

Total Materials - 0.1%		4,891

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$4,891
(Cost: $4,713)

SHORT-TERM SECURITIES	Shares
Money Market Funds(I) - 0.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.030%(H)	58,354	58,354
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	19,297	19,297
		77,651

TOTAL SHORT-TERM SECURITIES – 0.8%		$77,651
(Cost: $77,651)

TOTAL INVESTMENT SECURITIES – 100.5%		$9,912,144
(Cost: $3,173,371)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(53,346)

NET ASSETS – 100.0%		$9,858,798

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	All or a portion of securities with an aggregate value of $58,411 are on loan.

(E)	All or a portion of securities with an aggregate value of $484 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(F)	Restricted securities. At December 31, 2020, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Value

Marrone Bio Innovations, Inc., 8.000%, 12-31-22	8-20-15	$4,713	$4,712	$4,891
		Shares
Marrone Bio Innovations, Inc., expires 3-15-21	5-1-20	628	$–	$314
Marrone Bio Innovations, Inc., expires 12-31-21	5-1-20	524	$–	$262

			$4,712	$5,467

      The total value of these securities represented 0.1% of net assets at December 31, 2020.

(G)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)	Investment made with cash collateral received from securities on loan.
(I)	Rate shown is the annualized 7-day yield at December 31, 2020.

The following written options were outstanding at December 31, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value

ACI Worldwide, Inc.	N/A	Call	2,779	278	January 2021	$40.00	$252	$(167)
Palantir Technologies, Inc.	JPMorgan Chase Bank N.A.	Call	22,682	2,268	January 2021	35.00	5,219	(329)

							$5,471	$(496)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$1,161,871	$57,354	$—
Consumer Discretionary	663,743	—	—
Health Care	1,358,677	—	—
Industrials	28,299	—	—

Information Technology	5,887,636	499,947	—
Materials	31,669	—	—
Real Estate	139,830	—	—
Total Common Stocks	$9,271,725	$557,301	$—
Warrants	—	576	—
Corporate Debt Securities	—	4,891	—
Short-Term Securities	77,651	—	—
Total	$9,349,376	$562,768	$—

Liabilities
Written Options	$167	$329	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,173,371

Gross unrealized appreciation	6,801,887

Gross unrealized depreciation	(63,114)

Net unrealized appreciation	$6,738,773